INCOME TAXES - Schedule of Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 27,661	$ 22,784
Acquisitions	7,069
Gross increases	7,723	8,898
Gross decreases	(8,092)	(1,655)
Lapse of statute of limitations	(373)	(2,557)
Translation Adjustments	437	191
Ending Balance	$ 34,425	$ 27,661